UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Investment Manager Filing this Report:

Name:       Litman/Gregory Fund Advisors, LLC
Address:    4 Orinda Way
            Orinda, CA 94563

Form 13F File Number: 28-06355

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Coughlan
Title:  Chief Operating Officer
Phone:  (925) 253-5213

Signature, Place, and Date of Signing:

/s/ John Coughlan                   Orinda, CA                 5/15/2001
-----------------                  -------------               ---------
   [Signature]                     [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported by other reporting manager(s))

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     $119,536
                                           (thousands)

List of other Included Managers:            None

                                                                                          IN-
                                                                                          VEST-
                                                                                          MENT
                                                                                          DIS-   OTHER
                                TITLE OF         CUSIP     MARKET   SHARES OR  SH   PUT/  CRE-   MANA-    VOTING AUTHORITY
 NAME OF ISSUER                  CLASS           NUMBER    VALUE     PRN AMT   PRN  CALL  TION   GERS   SOLE  SHARED   NONE
 --------------                  -----           ------    -----     -------   ---  ----  ----   ----   ----  ------   ----
AT+T CORP                        com           001957109   12,571     590,200   SH        Sole     0   590200
FEDEX CORP                       com           31428X106   17,214     413,000   SH        Sole     0   413000
GENERAL MTRS CORP                com           370442105   13,377     258,000   SH        Sole     0   258000
HILTON HOTELS CORP               com           432848109   17,222   1,648,000   SH        Sole     0  1648000
MARRIOTT INTL INC NEW            com           571903202   12,770     310,100   SH        Sole     0   310100
PIONEER NAT RES CO               com           723787107   11,481     731,300   SH        Sole     0   731300
UCAR INTL INC                    com           90262K109    9,570     825,000   SH        Sole     0   825000
WASTE MGMT INC DEL               com           94106L109   13,215     535,000   SH        Sole     0   535000
MONY Group                       com           615337102    2,756      83,000   SH        Sole     0    83000
FAIRFAX FINL HLDGS LTD           sub vtg com   303901102    2,796      22,100   SH        Sole     0    22100
SAKS INC                         com           79377W108    1,859     143,000   SH        Sole     0   143000
SERVICE MASTER COMPANY           com           81760N109    2,224     198,000   SH        Sole     0   198000
TRICON GLOBAL RESTAURANTS INC    com           895953107    2,482      65,000   SH        Sole     0    65000
                                                          -------   ---------                         -------
                                                          119,536   5,821,700                         5821700
                                                          =======   =========                         =======